Contracted concessional, PP&E and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Contracted Concessional, PP&E And Other Intangible Assets [Abstract]
Movements of contracted concessional, PP&E and other intangible assets
The following table shows the movements of assets included in the heading “Contracted Concessional, PP&E and other intangible assets” for 2022:

Cost	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total assets
Total as of January 1, 2022	874,525	2,843	9,202,539	100,109	839,119	11,019,135
Additions	-	-	32,941	4,155	80,196	117,292
Subtractions	-	(57)	(499)	(1,350)	(8,655)	(10,561)
Business combinations (Note 5)	-	-	-	16,993	58,002	74,995
Currency translation differences	1,760	1	(261,536)	(4,531)	(21,006)	(285,312)
Reclassification and other movements	(58,115)	-	2,798	(6,200)	8,950	(52,567)
Total cost, as of December 31, 2022	818,170	2,787	8,976,243	109,176	956,606	10,862,982

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total assets
Total as of January 1, 2022	(62,889)	-	(2,769,345)	(21,578)	(143,755)	(2,997,567)
Additions	(6,560)	-	(398,639)	(6,419)	(64,306)	(475,924)
Subtractions	-	-	-	859	7,643	8,502
Currency translation differences	(108)	-	79,206	822	5,346	85,266
Total depreciation, amortization and impairment, as of December 31, 2022	(69,557)	-	(3,088,778)	(26,316)	(195,072)	(3,379,723)

Total net book value, as of December 31, 2022	748,613	2,787	5,887,465	82,860	761,534	7,483,259

The following table shows the movements of assets included in the heading “Contracted Concessional, PP&E and other intangible assets” for 2021:

Cost	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total assets
Total as of January 1, 2021	936,837	2,941	9,467,309	80,030	336,920	10,824,037
Additions	922	442	40,383	3,639	13,024	58,410
Subtractions	-	-	(348)	(16)	(21,266)	(21,630)
Business combinations (Note 5)	-	-	-	22,149	519,931	542,080
Currency translation differences	(9,519)	(540)	(334,497)	(5,693)	(20,029)	(370,278)
Reclassification and other movements	(53,715)	-	29,692	-	10,539	(13,484)
Total cost, as of December 31, 2021	874,525	2,843	9,202,539	100,109	839,119	11,019,135

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total assets
Total as of January 1, 2021	(87,689)	-	(2,442,520)	(16,171)	(122,239)	(2,668,619)
Additions	(418)	-	(424,181)	(6,370)	(29,392)	(460,361)
Reversal of impairment	24,929	-	-	-	-	24,929
Currency translation differences	289	-	97,356	963	7,876	106,484
Total depreciation, amortization and impairment, as of December 31, 2021	(62,889)	-	(2,769,345)	(21,578)	(143,755)	(2,997,567)

Total net book value, as of December 31, 2021	811,636	2,843	6,433,194	78,531	695,364	8,021,568